Share Capital - Summary of Authorised and Issued Share Capital (Detail) - shares	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Authorised	62,202	62,202
Issued	56,484	56,484
Common A shares [Member]
Disclosure of classes of share capital [line items]
Authorised	15,000	15,000
Issued	12,666	12,666
Common B shares [Member]
Disclosure of classes of share capital [line items]
Authorised	3,936	3,936
Issued	552	552
Class A shares [Member]
Disclosure of classes of share capital [line items]
Authorised	5,555	5,555
Issued	5,555	5,555
Class B shares [Member]
Disclosure of classes of share capital [line items]
Authorised	7,756	7,756
Issued	7,756	7,756
Class C shares [Member]
Disclosure of classes of share capital [line items]
Authorised	8,186	8,186
Issued	8,186	8,186
Class D shares [Member]
Disclosure of classes of share capital [line items]
Authorised	14,799	14,799
Issued	14,799	14,799
Class D-1 shares [Member]
Disclosure of classes of share capital [line items]
Authorised	6,970	6,970
Issued	6,970	6,970